Issued capital and reserves - Share activity (Details) $ in Millions	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($)	Aug. 12, 2019	Dec. 31, 2018 USD ($)	Mar. 20, 2017 shares
Issued capital and reserves
Share capital | $		$ 23		$ 23
Borrowings gross | $		$ 5,942		$ 7,935
Stated interest rate			5.25%
Class A common shares
Issued capital and reserves
Par value per share | € / shares	€ 0.01
Ordinary shares issued | shares					18,630,000
Class B common shares
Issued capital and reserves
Par value per share | € / shares	€ 0.10